Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
REVENUE AND OTHER INCOME
Revenue from contracts with customers	$ 3,993.0	$ 2,829.4
Commodity derivative losses	(473.4)	(488.9)
Other income	58.8	99.4
Revenue and other income	3,578.4	2,439.9
EXPENSES
Operating	713.1	625.3
Purchased product	102.9	32.6
Transportation	139.8	117.7
General and administrative	81.8	89.8
Interest	63.6	90.6
Foreign exchange (gain) loss	18.8	(4.4)
Share-based compensation	39.1	30.9
Depletion, depreciation and amortization	951.7	786.1
Impairment reversal	(428.6)	(2,514.4)
Accretion and financing	24.9	21.9
Total Expenses	1,707.1	(723.9)
Net income before tax	1,871.3	3,163.8
Deferred tax expense (recovery):
Current	0.0	0.0
Deferred	387.9	799.7
Net income	1,483.4	2,364.1
Items that may be subsequently reclassified to profit or loss
Foreign currency translation adjustment	90.7	11.9
Comprehensive income	$ 1,574.1	$ 2,376.0
Net income per share
Basic (in cad per share)	$ 2.62	$ 4.15
Diluted (in cad per share)	$ 2.60	$ 4.11
Oil and gas sales
REVENUE AND OTHER INCOME
Revenue from contracts with customers	$ 4,493.1	$ 3,206.5
Purchased product sales
REVENUE AND OTHER INCOME
Revenue from contracts with customers	100.8	31.7
Royalties
REVENUE AND OTHER INCOME
Revenue from contracts with customers	$ (600.9)	$ (408.8)